Goodwill and Intangible Assets (Intangible Asset by Major Class) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014
Acquired Finite-Lived Intangible Assets [Line Items]
Finite-Lived Intangible Assets, Gross	$ 925.8		$ 569.5
Finite-Lived Intangible Assets, Accumulated Amortization	(48.2)		(36.5)
Finite-Lived Intangible Assets, Net	877.6		533.0
Acquired Finite-lived Intangible Assets, Weighted Average Useful Life	11 years 1 month
Amortization of Intangible Assets	$ 11.5	$ 1.9